UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 127.0%
Consumer, Non-cyclical - 25.3%
Kraft Foods Group, Inc.1,*	7,324	$638,030
General Mills, Inc.1	8,658	490,043
ADT Corp.1	11,761	488,317
ConAgra Foods, Inc.1	13,303	485,959
McCormick & Company, Inc.1	6,273	483,711
AmerisourceBergen Corp. — Class A1	4,254	483,552
Humana, Inc.1	2,712	482,790
Moody's Corp.1	4,649	482,565
Boston Scientific Corp.1,*	27,183	482,498
Western Union Co.1	23,143	481,606
Express Scripts Holding Co.1,*	5,549	481,487
Kellogg Co.1	7,265	479,127
Coca-Cola Enterprises, Inc.1	10,789	476,873
Cigna Corp.1	3,674	475,563
Edwards Lifesciences Corp.1,*	3,336	475,246
Regeneron Pharmaceuticals, Inc.1,*	1,051	474,505
Quest Diagnostics, Inc.1	6,169	474,088
HCA Holdings, Inc.	6,288	473,047
Tenet Healthcare Corp.1	9,548	472,721
Mondelez International, Inc. — Class A1	13,084	472,202
JM Smucker Co.1	4,067	470,674
Eli Lilly & Co.1	6,460	469,320
United Rentals, Inc.*	5,143	468,836
Amgen, Inc.1	2,927	467,881
Estee Lauder Companies, Inc. — Class A1	5,607	466,278
Universal Health Services, Inc. — Class B	3,958	465,896
Quanta Services, Inc.1*	16,318	465,553
Anthem, Inc.1	3,010	464,774
Hormel Foods Corp.1	8,172	464,578
Endo International plc*	5,170	463,749
Campbell Soup Co.1	9,960	463,638
UnitedHealth Group, Inc.1	3,918	463,460
Cardinal Health, Inc.1	5,124	462,543
Henry Schein, Inc.*	3,311	462,281
Archer-Daniels-Midland Co.1	9,752	462,245
Tyson Foods, Inc. — Class A1	12,066	462,128
Aetna, Inc.1	4,338	462,127
Intuitive Surgical, Inc.1,*	915	462,102
Dr Pepper Snapple Group1	5,888	462,090
Pfizer, Inc.1	13,280	462,011
Merck & Company, Inc.1	8,034	461,794
Monster Beverage Corp.1,*	3,333	461,271
Biogen, Inc.1,*	1,092	461,086
Mallinckrodt plc1,*	3,638	460,753
Medtronic plc1	5,904	460,453
Brown-Forman Corp. — Class B1	5,094	460,243
Laboratory Corporation of America Holdings1,*	3,649	460,102
Avery Dennison Corp.1	8,681	459,312
Baxter International, Inc.1	6,703	459,156
Coca-Cola Co.1	11,313	458,742
Clorox Co.1	4,151	458,229
Equifax, Inc.1	4,926	458,118
Johnson & Johnson1	4,551	457,831

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Consumer, Non-cyclical - 25.3% (continued)
PepsiCo, Inc.1	4,787	$457,733
Colgate-Palmolive Co.1	6,595	457,297
Becton Dickinson and Co.1	3,184	457,171
Kimberly-Clark Corp1	4,268	457,145
Mead Johnson Nutrition Co. — Class A1	4,542	456,607
Zimmer Holdings, Inc.1	3,884	456,448
Stryker Corp.1	4,946	456,269
Hershey Co.1	4,521	456,214
CR Bard, Inc.1	2,725	456,029
AbbVie, Inc.1	7,785	455,734
H&R Block, Inc.1	14,194	455,202
Varian Medical Systems, Inc.1	4,834	454,831
McKesson Corp.1	2,010	454,662
DENTSPLY International, Inc.1	8,934	454,651
Total System Services, Inc.1	11,913	454,481
Patterson Companies, Inc.1	9,310	454,235
DaVita HealthCare Partners, Inc. 1,*	5,587	454,111
Robert Half International, Inc.1	7,499	453,839
Kroger Co.1	5,914	453,368
Hospira, Inc.1,*	5,157	452,991
Procter & Gamble Co.1	5,518	452,145
Constellation Brands, Inc. — Class A1	3,878	450,662
Automatic Data Processing, Inc. 1,*	5,257	450,209
Zoetis, Inc.	9,720	449,939
Danaher Corp.1	5,299	449,885
Actavis plc1,*	1,510	449,510
Perrigo Company plc1	2,713	449,137
Mylan N.V.1	7,555	448,389
Molson Coors Brewing Co. — Class B1	6,015	447,817
McGraw Hill Financial, Inc.1	4,329	447,619
Cintas Corp.1	5,469	446,434
Abbott Laboratories1	9,631	446,204
St. Jude Medical, Inc.1	6,812	445,505
Reynolds American, Inc.1	6,462	445,296
Gilead Sciences, Inc.1,*	4,533	444,823
MasterCard, Inc. — Class A1	5,145	444,477
Alexion Pharmaceuticals, Inc.1,*	2,552	442,262
Celgene Corp.1,*	3,835	442,099
Sysco Corp.1	11,706	441,667
Lorillard, Inc.1	6,745	440,786
Altria Group, Inc.1	8,786	439,476
Philip Morris International, Inc.1	5,815	438,044
Bristol-Myers Squibb Co.1	6,752	435,504
Whole Foods Market, Inc.1	8,329	433,774
Vertex Pharmaceuticals, Inc.*	3,641	429,529
Keurig Green Mountain, Inc.1	3,621	404,574
Total Consumer, Non-cyclical		45,647,968
Financial - 21.1%
CBRE Group, Inc. — Class A1,*	13,072	506,017
HCP, Inc.1	11,234	485,421
Simon Property Group, Inc.1	2,454	480,101
Vornado Realty Trust1	4,269	478,127
Navient Corp.1	23,419	476,108
Public Storage1	2,391	471,362

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Financial - 21.1% (continued)
Ventas, Inc.1	6,440	$470,249
Boston Properties, Inc.1	3,320	466,393
Plum Creek Timber Company, Inc.1	10,730	466,218
Health Care REIT, Inc.1	6,018	465,552
Kimco Realty Corp.1	17,339	465,552
Aflac, Inc.1	7,267	465,161
Progressive Corp.1	17,045	463,624
Hudson City Bancorp, Inc.1	44,223	463,457
Prologis, Inc.1	10,636	463,304
Apartment Investment & Management Co. — Class A1	11,764	463,032
Torchmark Corp.1	8,428	462,866
Allstate Corp.1	6,491	461,964
Loews Corp.1	11,308	461,706
AvalonBay Communities, Inc.1	2,645	460,891
E*TRADE Financial Corp.1,*	16,140	460,878
Affiliated Managers Group1,*	2,141	459,844
Intercontinental Exchange, Inc.1	1,971	459,775
Principal Financial Group, Inc.1	8,946	459,556
XL Group plc — Class A1	12,476	459,117
M&T Bank Corp.1	3,606	457,962
Unum Group1	13,571	457,750
NASDAQ OMX Group, Inc.1	8,985	457,696
Travelers Companies, Inc.1	4,231	457,498
Equity Residential1	5,862	456,415
People's United Financial, Inc.1	29,951	455,255
Chubb Corp.1	4,501	455,051
SL Green Realty Corp.	3,544	454,979
Essex Property Trust, Inc.1	1,976	454,282
Charles Schwab Corp.1	14,882	453,008
Cincinnati Financial Corp.1	8,501	452,933
Assurant, Inc.1	7,375	452,899
Weyerhaeuser Co.1	13,657	452,730
Berkshire Hathaway, Inc. — Class B1,*	3,136	452,588
BB&T Corp.1	11,604	452,440
State Street Corp.1	6,151	452,283
Marsh & McLennan Companies, Inc.1	8,047	451,357
American Tower Corp. - Class A1	4,791	451,073
ACE Ltd.1	4,041	450,531
Lincoln National Corp.1	7,833	450,084
General Growth Properties, Inc1	15,228	449,987
BlackRock, Inc. — Class A1	1,228	449,253
Hartford Financial Services Group, Inc.1	10,738	449,063
Genworth Financial, Inc. — Class A1	61,431	449,061
Huntington Bancshares, Inc.1	40,604	448,675
JPMorgan Chase & Co.1	7,402	448,414
Goldman Sachs Group, Inc.1	2,385	448,308
Aon plc1	4,661	448,015
American International Group, Inc.1	8,165	447,360
Prudential Financial, Inc.1	5,564	446,845
Iron Mountain, Inc.1	12,246	446,734
Fifth Third Bancorp1	23,664	446,066
Visa, Inc. — Class A1	6,814	445,704
Legg Mason, Inc.1	8,066	445,243

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Financial - 21.1% (continued)
U.S. Bancorp1	10,194	$445,172
T. Rowe Price Group, Inc.1	5,494	444,904
Capital One Financial Corp.1	5,644	444,860
MetLife, Inc.1	8,793	444,486
Invesco Ltd.1	11,184	443,893
Wells Fargo & Co.1	8,159	443,850
Bank of New York Mellon Corp1	11,029	443,807
Northern Trust Corp.1	6,371	443,740
Morgan Stanley1	12,421	443,305
Comerica, Inc.1	9,818	443,086
Ameriprise Financial, Inc.1	3,386	443,024
Zions Bancorporation1	16,365	441,855
CME Group, Inc. — Class A1	4,663	441,633
Franklin Resources, Inc.1	8,597	441,198
KeyCorp1	31,117	440,617
PNC Financial Services Group, Inc.1	4,718	439,906
Crown Castle International Corp.	5,318	438,948
Host Hotels & Resorts, Inc.1	21,707	438,047
American Express Co.1	5,602	437,628
SunTrust Banks, Inc.1	10,641	437,239
Citigroup, Inc.1	8,433	434,468
Bank of America Corp.1	28,062	431,874
Regions Financial Corp.1	45,562	430,561
Discover Financial Services1	7,609	428,767
Macerich Co.1	4,783	403,350
Total Financial		38,014,035
Consumer, Cyclical - 18.4%
Darden Restaurants, Inc.1	7,155	496,128
PVH Corp.1	4,640	494,437
CarMax, Inc.1,*	7,131	492,110
DR Horton, Inc.1	17,135	488,005
Goodyear Tire & Rubber Co.1	17,892	484,515
American Airlines Group, Inc.	9,173	484,151
Under Armour, Inc. — Class A*	5,937	479,412
PulteGroup, Inc.1	21,450	476,834
Kohl's Corp.1	6,093	476,777
Royal Caribbean Cruises Ltd.1	5,822	476,531
Carnival Corp.1	9,960	476,486
The Gap, Inc.1	10,978	475,677
Lennar Corp. — Class A1	9,177	475,460
NIKE, Inc. — Class B1	4,712	472,755
AutoNation, Inc.1,*	7,338	472,054
AutoZone, Inc.1,*	690	470,690
Hasbro, Inc.1	7,435	470,190
Mohawk Industries, Inc.1,*	2,528	469,576
Delphi Automotive plc1	5,879	468,792
Target Corp.1	5,702	467,963
L Brands, Inc.1	4,963	467,961
Starwood Hotels & Resorts Worldwide, Inc.1	5,590	466,765
Johnson Controls, Inc.1	9,248	466,469
Harley-Davidson, Inc.1	7,679	466,422
VF Corp.1	6,191	466,244
TJX Companies, Inc.1	6,641	465,202
O'Reilly Automotive, Inc.1,*	2,148	464,484
BorgWarner, Inc.1	7,679	464,426
Fossil Group, Inc.1,*	5,631	464,276
Hanesbrands, Inc.	13,846	463,979

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Consumer, Cyclical - 18.4% (continued)
Tiffany & Co.1	5,263	$463,197
Harman International Industries, Inc.1	3,465	463,028
Macy's, Inc.1	7,126	462,549
Bed Bath & Beyond, Inc.1,*	6,016	461,878
PACCAR, Inc.1	7,314	461,806
Whirlpool Corp.1	2,285	461,707
WW Grainger, Inc.1	1,957	461,480
Urban Outfitters, Inc.1,*	10,072	459,787
Staples, Inc.1	28,202	459,270
Yum! Brands, Inc.1	5,825	458,544
Michael Kors Holdings Ltd.*	6,974	458,541
Starbucks Corp.1	4,840	458,348
Fastenal Co.1	11,058	458,188
Costco Wholesale Corp.1	3,024	458,121
Dollar General Corp.1	6,077	458,084
Leggett & Platt, Inc.1	9,930	457,674
Newell Rubbermaid, Inc.1	11,697	457,002
Ralph Lauren Corp. — Class A1	3,473	456,700
Walgreens Boots Alliance, Inc.1	5,393	456,679
McDonald's Corp.1	4,686	456,604
Wyndham Worldwide Corp.1	5,040	455,969
Coach, Inc.1	10,948	453,576
Wal-Mart Stores, Inc.1	5,513	453,444
Lowe's Companies, Inc.1	6,088	452,886
Nordstrom, Inc.1	5,619	451,318
CVS Health Corp.1	4,372	451,234
Family Dollar Stores, Inc.1	5,694	451,193
Ford Motor Co.1	27,871	449,838
Southwest Airlines Co.1	10,144	449,379
Ross Stores, Inc.1	4,258	448,623
Dollar Tree, Inc.1,*	5,512	447,271
Wynn Resorts Ltd.1	3,553	447,252
Home Depot, Inc.1	3,932	446,715
Delta Air Lines, Inc.1	9,923	446,138
Genuine Parts Co.1	4,779	445,355
Tractor Supply Co.	5,234	445,204
General Motors Co.1	11,866	444,975
Marriott International, Inc. — Class A1	5,501	441,840
Chipotle Mexican Grill, Inc. — Class A1,*	669	435,211
GameStop Corp. — Class A1	11,094	421,128
Best Buy Company, Inc.1	11,140	420,981
Mattel, Inc.1	18,032	412,031
Total Consumer, Cyclical		33,185,519
Industrial - 16.1%
PerkinElmer, Inc.1	9,515	486,597
Thermo Fisher Scientific, Inc.1	3,544	476,101
Allegion plc1	7,763	474,863
Jacobs Engineering Group, Inc1	10,447	471,787
Rockwell Automation, Inc.1	4,049	469,644
Textron, Inc.1	10,549	467,637
Rockwell Collins, Inc.1	4,843	467,592
Snap-on, Inc.1	3,169	466,033
Honeywell International, Inc.1	4,463	465,536
Roper Industries, Inc.1	2,705	465,260
Lockheed Martin Corp.1	2,291	464,981
Stericycle, Inc.1,*	3,310	464,823

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Industrial - 16.1% (continued)
Waters Corp.1,*	3,733	$464,087
General Dynamics Corp.1	3,415	463,518
Precision Castparts Corp.1	2,207	463,470
Raytheon Co.1	4,239	463,111
Emerson Electric Co.1	8,171	462,642
Tyco International plc1	10,730	462,034
Northrop Grumman Corp.1	2,866	461,311
Ball Corp.1	6,528	461,138
Owens-Illinois, Inc.1,*	19,760	460,803
Eaton Corporation plc1	6,775	460,294
Ryder System, Inc.1	4,849	460,122
Waste Management, Inc.1	8,468	459,220
Amphenol Corp. — Class A1	7,791	459,124
Agilent Technologies, Inc.1	11,047	459,003
3M Co.1	2,774	457,571
Ingersoll-Rand plc1	6,717	457,293
AMETEK, Inc.1	8,698	456,993
Xylem, Inc.1	13,046	456,871
Caterpillar, Inc.1	5,699	456,091
Masco Corp.1	17,064	455,609
Parker-Hannifin Corp.1	3,835	455,521
Fluor Corp.1	7,965	455,279
TE Connectivity Ltd.1	6,356	455,217
Pall Corp.1	4,533	455,068
L-3 Communications Holdings, Inc.1	3,615	454,731
Joy Global, Inc.1	11,568	453,234
Expeditors International of Washington, Inc.1	9,399	452,844
FLIR Systems, Inc.1	14,472	452,684
Flowserve Corp.1	8,008	452,372
Sealed Air Corp.1	9,880	450,133
CH Robinson Worldwide, Inc.1	6,147	450,083
Vulcan Materials Co.1	5,336	449,825
Cummins, Inc.1	3,242	449,471
Republic Services, Inc. — Class A1	11,072	449,080
Illinois Tool Works, Inc.1	4,623	449,078
Stanley Black & Decker, Inc.1	4,694	447,620
General Electric Co.1	18,032	447,374
Boeing Co.1	2,979	447,088
Garmin Ltd.1	9,406	446,973
United Technologies Corp.1	3,802	445,594
Pentair plc1	7,081	445,324
Corning, Inc.1	19,631	445,231
Martin Marietta Materials, Inc.1	3,184	445,123
United Parcel Service, Inc. — Class B1	4,582	444,179
Deere & Co.1	5,045	442,396
MeadWestvaco Corp.1	8,867	442,197
CSX Corp.1	13,229	438,144
Dover Corp.1	6,337	438,013
FedEx Corp.1	2,605	430,997
Norfolk Southern Corp.1	4,156	427,736
Union Pacific Corp.1	3,943	427,066
Kansas City Southern1	3,946	402,808
Total Industrial		29,089,642
Technology - 11.6%
Altera Corp.1	12,878	552,595

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Technology - 11.6% (continued)
Red Hat, Inc.1,*	6,826	$517,069
Analog Devices, Inc.1	7,848	494,424
Accenture plc — Class A1	5,138	481,378
Xilinx, Inc.1	11,356	480,359
Electronic Arts, Inc.1,*	8,165	480,224
Citrix Systems, Inc.1,*	7,492	478,514
Skyworks Solutions, Inc.	4,859	477,591
Teradata Corp.1,*	10,714	472,916
Fidelity National Information Services, Inc.1	6,914	470,566
Cerner Corp.1,*	6,415	469,963
International Business Machines Corp.1	2,927	469,784
Pitney Bowes, Inc.1	20,121	469,222
CA, Inc.1	14,384	469,062
salesforce.com, Inc.1,*	6,989	466,935
Fiserv, Inc.1,*	5,834	463,220
Cognizant Technology Solutions Corp. — Class A1,*	7,384	460,688
Oracle Corp.1	10,654	459,720
Avago Technologies Ltd.1	3,612	458,652
Intel Corp.1	14,598	456,479
QUALCOMM, Inc.1	6,578	456,119
Xerox Corp.1	35,413	455,057
Apple, Inc.1	3,653	454,543
Dun & Bradstreet Corp.1	3,535	453,753
Akamai Technologies, Inc.1,*	6,376	452,983
Texas Instruments, Inc.1	7,905	452,047
Linear Technology Corp.1	9,648	451,526
Paychex, Inc.1	9,045	448,768
Intuit, Inc.1	4,618	447,761
Microchip Technology, Inc.1	9,118	445,870
EMC Corp.1	17,366	443,876
Microsoft Corp.1	10,911	443,587
Broadcom Corp. — Class A1	10,199	441,566
Autodesk, Inc.1,*	7,465	437,748
Computer Sciences Corp.1	6,702	437,507
Seagate Technology plc1	8,399	437,000
NetApp, Inc.1	12,264	434,881
Hewlett-Packard Co.1,*	13,923	433,841
KLA-Tencor Corp.1	7,437	433,503
Adobe Systems, Inc.1,*	5,817	430,109
Micron Technology, Inc.1	15,724	426,592
Western Digital Corp.1	4,646	422,832
Applied Materials, Inc.1	18,627	420,225
NVIDIA Corp.1	19,890	416,198
Lam Research Corp.1	5,736	402,868
SanDisk Corp.1	5,387	342,721
Total Technology		20,872,842
Energy - 11.1%
Range Resources Corp.1	9,969	518,786
Newfield Exploration Co.1,*	14,398	505,226
Noble Energy, Inc.1	10,255	501,470
Williams Companies, Inc.1	9,786	495,073
Halliburton Co.1	11,237	493,080
Helmerich & Payne, Inc.1	7,225	491,806
Equities Corp.1	5,923	490,839
Valero Energy Corp.1	7,714	490,765
Baker Hughes, Inc.1	7,670	487,659
Transocean Ltd.1,*	33,200	487,044

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Energy - 11.1% (continued)
Cimarex Energy Co.1	4,230	$486,831
ONEOK, Inc.1	10,063	485,439
EOG Resources, Inc.1	5,287	484,765
Spectra Energy Corp.1	13,358	483,159
Marathon Petroleum Corp.1	4,694	480,619
Tesoro Corp.1	5,236	477,994
Pioneer Natural Resources Co.1	2,920	477,449
Anadarko Petroleum Corp.1	5,758	476,820
Kinder Morgan, Inc.1	11,310	475,699
Noble Corporation plc1	33,298	475,495
Phillips 661	6,049	475,451
Cabot Oil & Gas Corp. -- Class A1	16,057	474,163
CONSOL Energy, Inc.1	17,000	474,130
Cameron International Corp.1,*	10,498	473,670
Devon Energy Corp.1	7,825	471,926
Southwestern Energy Co.1	20,202	468,484
Schlumberger Ltd.1	5,614	468,432
Chevron Corp.1	4,443	466,425
Ensco plc — Class A1	22,068	464,973
Chesapeake Energy Corp.1	32,718	463,287
QEP Resources, Inc.1	22,122	461,244
National Oilwell Varco, Inc.1	9,201	459,958
Apache Corp.1	7,606	458,870
Exxon Mobil Corp.1	5,383	457,555
Marathon Oil Corp.1	17,514	457,291
ConocoPhillips1	7,325	456,055
FMC Technologies, Inc.1,*	12,316	455,815
Diamond Offshore Drilling, Inc.1	16,904	452,858
Occidental Petroleum Corp.1	6,199	452,527
Murphy Oil Corp.1	9,641	449,271
First Solar, Inc.1,*	7,451	445,495
Hess Corp.1	6,544	444,141
Total Energy		19,918,039
Communications - 10.1%
Harris Corp.1	6,281	494,692
Facebook, Inc. — Class A1,*	5,785	475,614
VeriSign, Inc.1	7,096	475,219
Nielsen N.V.1	10,601	472,487
Gannett Company, Inc.1	12,697	470,805
Alliance Data Systems Corp.1,*	1,589	470,741
Yahoo!, Inc.1,*	10,532	467,989
Expedia, Inc.1	4,943	465,284
Motorola Solutions, Inc.1	6,968	464,557
Interpublic Group of Companies, Inc.1	20,962	463,679
Cablevision Systems Corp. — Class A1	25,281	462,642
F5 Networks, Inc.1,*	4,018	461,829
Omnicom Group, Inc.1	5,859	456,885
Equinix, Inc.	1,959	456,153
TripAdvisor, Inc.1*	5,471	455,023
Priceline Group, Inc.1,*	390	454,019
Time Warner, Inc.1	5,369	453,359
CenturyLink, Inc.1	13,118	453,228
Amazon.com, Inc.1,*	1,218	453,218
Viacom, Inc. — Class B1	6,627	452,624
Symantec Corp.1	19,329	451,622
DIRECTV1	5,301	451,115
AT&T, Inc.1	13,783	450,015
Verizon Communications, Inc.1	9,245	449,584

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Communications - 10.1% (continued)
CBS Corp. — Class B1	7,410	$449,268
Twenty-First Century Fox, Inc. — Class A1	13,272	449,124
Level 3 Communications, Inc.1,*	8,298	446,764
Walt Disney Co.1	4,242	444,943
Cisco Systems, Inc.1	16,160	444,804
Windstream Holdings, Inc.1	59,883	443,134
eBay, Inc.1,*	7,644	440,906
Frontier Communications Corp1	62,021	437,248
Time Warner Cable, Inc.1	2,913	436,600
Juniper Networks, Inc.1	19,271	435,139
News Corp. — Class A1,*	27,037	432,862
Comcast Corp. — Class A1	7,646	431,770
Scripps Networks Interactive, Inc. — Class A1	6,279	430,488
Netflix, Inc.1,*	1,030	429,191
Discovery Communications, Inc. — Class C1,*	9,334	275,120
Google, Inc. — Class A1,*	410	227,427
Google, Inc. — Class C1,*	410	224,680
Discovery Communications, Inc. — Class A1,*	5,072	156,015
Total Communications		18,117,866
Utilities - 7.7%
AES Corp.1	37,879	486,745
NRG Energy, Inc.1	19,238	484,605
NiSource, Inc.1	10,954	483,728
PPL Corp.1	14,199	477,939
AGL Resources, Inc.1	9,532	473,264
SCANA Corp.1	8,587	472,199
CMS Energy Corp.1	13,482	470,657
DTE Energy Co.1	5,809	468,728
Entergy Corp.1	6,048	468,660
Exelon Corp.1	13,940	468,523
NextEra Energy, Inc.1	4,488	466,976
Public Service Enterprise Group, Inc.1	11,135	466,779
TECO Energy, Inc.1	24,017	465,930
Xcel Energy, Inc.1	13,382	465,827
Duke Energy Corp.1	6,052	464,673
Eversource Energy1	9,190	464,279
Dominion Resources, Inc.1	6,547	463,986
Pinnacle West Capital Corp.1	7,273	463,654
Wisconsin Energy Corp.1	9,366	463,617
Ameren Corp.1	10,978	463,272
Sempra Energy1	4,245	462,790
PG&E Corp.1	8,717	462,611
American Electric Power Company, Inc.1	8,163	459,169
FirstEnergy Corp.1	13,050	457,533
Integrys Energy Group, Inc.1	6,339	456,535
Southern Co.1	10,273	454,888
Consolidated Edison, Inc.1	7,421	452,681
Pepco Holdings, Inc.1	16,841	451,844
Edison International1	7,186	448,909
CenterPoint Energy, Inc.1	21,982	448,653
Total Utilities		13,959,654

	Shares	Value
COMMON STOCKS† - 127.0% (continued)
Basic Materials - 5.4%
LyondellBasell Industries N.V. — Class A1	5,393	$473,505
Freeport-McMoRan, Inc.1	24,891	471,684
Dow Chemical Co.1	9,596	460,416
Nucor Corp.1	9,650	458,665
International Paper Co.1	8,256	458,125
Allegheny Technologies, Inc.1	15,172	455,312
Sigma-Aldrich Corp.1	3,274	452,630
Ecolab, Inc.1	3,944	451,115
Sherwin-Williams Co.1	1,583	450,364
Air Products & Chemicals, Inc1	2,970	449,301
Eastman Chemical Co.1	6,484	449,082
International Flavors & Fragrances, Inc.1	3,825	449,055
PPG Industries, Inc.1	1,981	446,795
Mosaic Co.1,*	9,641	444,065
Praxair, Inc.1	3,647	440,339
Newmont Mining Corp.1	20,247	439,562
CF Industries Holdings, Inc.1	1,543	437,718
Monsanto Co.1	3,863	434,742
Alcoa, Inc.1	33,273	429,887
FMC Corp.1	7,494	429,032
Airgas, Inc.1	3,932	417,225
EI du Pont de Nemours & Co.1	5,609	400,875
Total Basic Materials		9,799,494
Diversified - 0.2%
Leucadia National Corp.1	19,140	426,631
Total Common Stocks
(Cost $203,812,580)		229,031,690
SHORT TERM INVESTMENTS† - 0.7%
Dreyfus Treasury Prime Cash Management Institutional Shares1	1,260,096	1,260,096
Total Short Term Investments
(Cost $1,260,096)		1,260,096
Total Investments - 127.7%
(Cost $205,072,676)		$230,291,786

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Value
CALL OPTIONS WRITTEN†,* - (0.4)%
Call options on:
SPDR Technology Select Fund Expiring April 2015 with strike price of $44.00	2,509	$(2,509)
SPDR MidCap Trust Series Expiring April 2015 with strik price of $285.00	383	(9,575)
S&P 500 Index Expiring April 2015 with strike price of $2,150.00	405	(20,250)
SPDR Materials Select Fund Expiring April 2015 with strike price of $49.00	1,083	(60,648)

	Contracts	Value
CALL OPTIONS WRITTEN†,* - (0.4)% - continued
Call options on (continued):
NASDAQ 100 Index Expiring April 2015 with strike price of $4,470.00	95	$(63,175)
SPDR Energy Select Fund Expiring April 2015 with strike price of $77.00	693	(106,722)
Russell 2000 Index Expiring April 2015 with strike price of $1,260.00	423	(494,910)
Total Call Options Written
(Premiums received $1,952,951)		(757,789)
Other Assets & Liabilities, net - (27.3)%		(49,209,646)
Total Net Assets - 100.0%		$180,324,351

Other Information (Unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2015, the total amount seregated was $193,315,974.

N.V.	Publicly Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Equal Weight Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Exchange traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments.

The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation

Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets:
Common Stocks*	$229,031,690	$-	$-	$229,031,690
Short Term Investments	1,260,096	-	-	1,260,096
Total Assets	$230,291,786	$-	$-	$230,291,786
Liabilities:
Call Options Written	$757,789	$-	$-	$757,789
Total Liabilities	$757,789	$-	$-	$757,789

*Refer to Portfolio of Investments for breakout by industry.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended March 31, 2015.

3.	Federal Income Taxes
At March 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation On Investments	Net Tax Unrealized Appreciation On Derivatives
$205,996,538	$32,774,159	$(8,478,911)	$24,295,248	$1,195,162

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:   /s/ Donald C. Cacciapaglia
       Donald C. Cacciapaglia
       Chief Executive Officer

Date:    May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Donald C. Cacciapaglia
       Donald C. Cacciapaglia
      Chief Executive Officer

Date:     May 28, 2015

By:     /s/ John L. Sullivan
      John L. Sullivan
      Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:     May 28, 2015